Financial income and costs	12 Months Ended
Dec. 31, 2021
Financial income and costs
Financial income and costs

(29) Financial income and costs

	2021	2020	2019
Interest income	$591,046	698,962	988,005
Income from interest in accounts receivable	6,564	7,024	3,627
Foreign exchange gain, net	519,796	467,534	—
Financial income	1,117,406	1,173,520	991,632

Effects of valuation of derivative financial instruments	(1,541)	(291)	(8,029)
Foreign exchange loss, net	—	—	(272,220)
Interest expense and financial expenses on financial debt	(104,179)	(159,169)	(250,820)
Interest paid on lease	(31,848)	(53,639)	(37,797)
Other financial expenses	(129,955)	(78,230)	(41,502)
Financial costs	(267,523)	(291,329)	(610,368)
Financial income, net	$849,883	882,191	381,264